SCHEDULE OF INVENTORIES (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Inventories
Finished goods	$ 1,591,500	$ 954,453
Parts	1,339,094	577,810
Inventories	$ 2,930,594	$ 1,532,263